Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Oct. 20, 2015	Oct. 19, 2015	Oct. 02, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000			20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0				0
Preferred stock, shares outstanding (in shares)	0	0				0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	100,000,000		500,000,000
Common stock, shares issued (in shares)	247,207,994	20,500,000				20,000,000
Common stock, shares outstanding (in shares)	247,207,994	20,500,000				20,000,000